UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2015

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedules of investments (unaudited)	September 30, 2015

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 53.4%
iShares Trust:
iShares Core U.S. Aggregate Bond	23,769	$2,604,607
iShares International Treasury Bond Fund	31,558	2,883,139
iShares MSCI EAFE Index Fund	12,351	707,959
iShares Russell 1000 Growth Index Fund	11,988	1,114,884
iShares Russell 1000 Value Index Fund	19,233	1,794,054
iShares Russell 2000 Index Fund	10,166	1,110,127
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	6,816,109	122,280,999	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	13,500,916	133,254,043	(a)
QS Batterymarch International Equity Fund, Class IS Shares	4,612,126	65,307,705	(a)
QS Batterymarch U.S. Small Capitalization Equity Fund, Class IS Shares	3,301,299	40,804,057	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	378,751	77,314,367	(a)
ClearBridge Appreciation Fund, Class IS Shares	4,329,491	83,905,537	(a)
ClearBridge International Value Fund, Class IS Shares	2,747,227	25,961,292	(a)
ClearBridge Small Cap Fund, Class IS Shares	190,149	8,748,747	(a)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	11,107,139	174,604,224	(a)
The Royce Fund - Royce Heritage Fund, Investment Class Shares	2,972,400	41,048,840	(a)
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	10,873,591	133,201,492	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $884,106,145)		916,646,073

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 1.7%
S&P 500 Index, Put @ $1,600.00		12/16/16	560	4,625,600
S&P 500 Index, Put @ $1,650.00		12/16/16	625	5,918,750
S&P 500 Index, Put @ $1,700.00		12/16/16	695	7,502,525
S&P 500 Index, Put @ $1,725.00		12/16/16	45	519,300
S&P 500 Index, Put @ $1,750.00		12/16/16	502	6,182,130
S&P 500 Index, Put @ $1,775.00		12/16/16	60	789,300
S&P 500 Index, Put @ $1,800.00		12/16/16	161	2,249,975
S&P 500 Index, Put @ $1,850.00		12/16/16	59	939,280

TOTAL PURCHASED OPTIONS (Cost - $23,107,877)				28,726,860

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $907,214,022)				945,372,933

	RATE		SHARES
SHORT-TERM INVESTMENTS - 44.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $765,894,842)	0.125%		765,894,842	765,894,842

TOTAL INVESTMENTS - 99.7% (Cost - $1,673,108,864#)				1,711,267,775
Other Assets in Excess of Liabilities - 0.3%				5,458,249

TOTAL NET ASSETS - 100.0%				$1,716,726,024

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Investments in Underlying Funds	$916,646,073	—	—	$916,646,073
Purchased options	—	$28,726,860	—	28,726,860

Total long-term investments	$916,946,073	$28,726,860		$945,372,933

Short-term investments†	765,894,842	—	—	765,894,842

Total investments	$1,682,540,915	$28,726,860	—	$1,711,267,775

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$65,915,116
Gross unrealized depreciation	(27,756,205)

Net unrealized appreciation	$38,158,911

3. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolio. Based on the Portfolio’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2015. The following transactions were effected in shares of such Underlying Funds for the period ended September 30, 2015.

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at September 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Underlying Funds		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$214,479,501	$40,040,000	2,092,514	$120,632,529	6,303,629	—	—	$122,280,999	$(5,151,529)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	216,716,564	66,198,774	6,353,837	143,015,865	12,698,760	$3,520,527	$778,247	133,254,043	(16,862,865)
QS Batterymarch International Equity Fund, Class IS Shares	135,043,857	24,942,000	1,660,630	96,223,131	6,492,130	—	—	65,307,705	1,301,869
QS Batterymarch U.S. Small Capitalization Equity Fund, Class IS Shares	—	78,070,000	5,673,406	32,711,360	2,372,107	—	—	40,804,057	(2,878,360)
ClearBridge Aggressive Growth Fund, Class IS Shares	208,471,187	37,515,000	165,484	145,691,718	723,430	—	—	77,314,367	14,007,282
ClearBridge Appreciation Fund, Class IS Shares	—	158,639,000	7,547,525	67,868,345	3,218,034	—	—	83,905,537	(5,466,345)
ClearBridge International Value Fund, Class IS Shares	—	50,646,000	4,815,670	21,842,763	2,068,443	—	—	25,961,292	(2,006,763)
ClearBridge Small Cap Growth Fund, Class IS Shares	—	16,625,000	332,577	7,129,969	142,428	—	—	8,748,747	(511,969)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	283,746,498	52,884,000	3,130,597	142,969,210	8,853,025	—	—	174,604,224	(1,884,210)
Royce Heritage Fund, Investment Class Shares	137,680,053	25,781,000	1,703,361	126,946,458	7,782,904	—	—	41,048,840	(11,779,458)
Western Asset Core Bond Fund, Class IS Shares	—	266,648,307	21,639,355	132,741,866	10,765,764	859,307	—	133,201,492	(613,866)
Western Asset Intermediate Bond Fund, Class IS Shares	215,180,323	33,305,280	2,990,416	247,633,894	22,428,566	2,840,280	—	—	1,996,048

	$1,411,317,983	$851,294,361		$1,285,407,108		$7,220,114	$778,247	$906,431,303	$(29,850,166)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015